Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [abstract]
Accrued interest receivable	$ 696	$ 621
Accrued interest payable	1,061	913
Over-collateralized on OTC derivative assets	1,149	417
Over-collateralized on OTC derivative liabilities	526	405
Over-collateralized on securities lending and reverse purchase agreements	44	80
Over-collateralized on repurchase agreements	$ 0	$ 0